Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT3-0926
1.9893101.107
Common Stocks - 83.2%
	Shares	Value ($)
AUSTRALIA - 2.4%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd	787,200	35,380,758
Financials - 0.7%
Insurance - 0.7%
Steadfast Group Ltd	1,738,885	6,214,341
Suncorp Group Ltd	734,196	9,878,427
TOTAL FINANCIALS		16,092,768
TOTAL AUSTRALIA		51,473,526
BELGIUM - 2.5%
Health Care - 2.5%
Pharmaceuticals - 2.5%
Financiere de Tubize SA	36,400	8,143,084
UCB SA	176,281	45,310,763

TOTAL BELGIUM		53,453,847
CANADA - 2.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Dollarama Inc	226,900	30,909,936
Health Care - 1.0%
Pharmaceuticals - 1.0%
Apotex Health Corp	865,900	22,607,226
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	0
TOTAL CANADA		53,517,162
CHILE - 4.1%
Materials - 4.1%
Metals & Mining - 4.1%
Antofagasta PLC	1,754,226	86,413,633
CHINA - 1.5%
Industrials - 1.5%
Machinery - 1.5%
Airtac International Group	790,000	32,010,334
DENMARK - 0.9%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Pandora A/S	104,500	13,090,713
Consumer Staples - 0.3%
Beverages - 0.3%
Carlsberg AS Series B	36,800	5,428,596
TOTAL DENMARK		18,519,309
FRANCE - 2.5%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	37,600	8,485,247
Industrials - 2.1%
Commercial Services & Supplies - 0.8%
SPIE SA	309,600	16,608,349
Trading Companies & Distributors - 1.3%
Rexel SA	679,400	28,078,852
TOTAL INDUSTRIALS		44,687,201
TOTAL FRANCE		53,172,448
GERMANY - 3.8%
Health Care - 2.1%
Health Care Providers & Services - 2.1%
Fresenius SE & Co KGaA	858,783	44,139,091
Materials - 1.7%
Construction Materials - 1.7%
Heidelberg Materials AG	192,096	35,761,558
TOTAL GERMANY		79,900,649
IRELAND - 3.7%
Industrials - 3.7%
Building Products - 3.7%
Kingspan Group PLC	849,775	78,638,423
ITALY - 8.4%
Consumer Staples - 4.7%
Beverages - 4.7%
Coca-Cola HBC AG	1,467,300	99,075,434
Financials - 3.3%
Banks - 2.3%
FinecoBank Banca Fineco SpA	1,719,402	46,970,836
Insurance - 1.0%
Generali	438,200	22,207,558
TOTAL FINANCIALS		69,178,394
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	238,800	9,566,431
TOTAL ITALY		177,820,259
JAPAN - 25.3%
Consumer Discretionary - 2.5%
Specialty Retail - 2.5%
Fast Retailing Co Ltd	96,783	47,391,661
Sanrio Co Ltd	659,700	5,293,512
TOTAL CONSUMER DISCRETIONARY		52,685,173
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Shiseido Co Ltd	275,600	5,444,104
Industrials - 13.1%
Electrical Equipment - 0.4%
Furukawa Electric Co Ltd	457,000	8,720,441
Machinery - 9.1%
Ebara Corp	1,773,736	60,214,084
Japan Steel Works Ltd/The	240,186	11,128,485
Kawasaki Heavy Industries Ltd (c)	2,412,735	41,220,758
Mitsubishi Heavy Industries Ltd	3,381,370	78,996,710
		191,560,037
Trading Companies & Distributors - 3.6%
ITOCHU Corp	3,375,145	42,356,759
Toyota Tsusho Corp	826,900	34,320,772
		76,677,531
TOTAL INDUSTRIALS		276,958,009
Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 0.2%
Optex Group Co Ltd	199,800	4,274,576
Semiconductors & Semiconductor Equipment - 7.3%
Renesas Electronics Corp	5,626,130	112,768,792
Rohm Co Ltd	1,544,100	40,944,207
		153,712,999
TOTAL INFORMATION TECHNOLOGY		157,987,575
Materials - 1.9%
Chemicals - 1.9%
Nissan Chemical Corp	876,688	40,750,754
TOTAL JAPAN		533,825,615
KOREA (SOUTH) - 5.9%
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 3.1%
SK Hynix Inc	58,820	66,000,020
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co Ltd	347,090	59,689,855
TOTAL KOREA (SOUTH)		125,689,875
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
BE Semiconductor Industries NV	69,479	15,883,731
SPAIN - 7.7%
Financials - 7.7%
Banks - 7.7%
CaixaBank SA	11,286,497	163,951,573
SWEDEN - 7.7%
Financials - 5.3%
Financial Services - 5.3%
Investor AB B Shares	2,573,678	111,085,848
Health Care - 0.9%
Biotechnology - 0.9%
Swedish Orphan Biovitrum AB B Shares (a)	383,800	18,967,914
Industrials - 1.5%
Commercial Services & Supplies - 0.4%
Securitas AB B Shares	573,000	9,206,801
Machinery - 1.1%
Indutrade AB	920,979	23,096,531
TOTAL INDUSTRIALS		32,303,332
TOTAL SWEDEN		162,357,094
TAIWAN - 0.9%
Industrials - 0.9%
Electrical Equipment - 0.9%
Bizlink Holding Inc	291,000	18,536,341
UNITED KINGDOM - 2.7%
Consumer Discretionary - 1.8%
Broadline Retail - 0.4%
Next PLC	46,600	9,323,425
Leisure Products - 1.4%
Games Workshop Group PLC	111,282	28,676,236
TOTAL CONSUMER DISCRETIONARY		37,999,661
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Convatec Group PLC (d)(e)	6,363,424	19,210,922
TOTAL UNITED KINGDOM		57,210,583
TOTAL COMMON STOCKS (Cost $1,253,592,470)		1,762,374,402

Non-Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
GERMANY - 1.3%
Health Care - 1.3%
Life Sciences Tools & Services - 1.3%
Sartorius AG (Cost $30,929,200)	106,700	26,822,960

Money Market Funds - 16.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	342,716,007	342,784,551
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	13,546,920	13,548,275
TOTAL MONEY MARKET FUNDS (Cost $356,331,982)			356,332,826

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,640,853,652)	2,145,530,188
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(27,399,802)
NET ASSETS - 100.0%	2,118,130,386

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,210,922 or 0.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,210,922 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	39,427,463	610,333,672	306,978,945	4,427,176	1,517	844	342,784,551	342,716,007
Fidelity Securities Lending Cash Central Fund	-	56,515,085	42,964,460	21,707	(2,350)	-	13,548,275	13,546,920
	39,427,463	666,848,757	349,943,405	4,448,883	(833)	844	356,332,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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